Intangible Assets and Goodwill (Details) - Schedule of Intangible Assets and Goodwill - USD ($)	6 Months Ended			12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2023	Jun. 30, 2023	Mar. 31, 2022
Schedule of Intangible Assets and Goodwill [Line Items]
Gross carrying value at beginning	$ 1,076,439	$ 1,149,920	$ 59,289,662	$ 59,289,662
Gross carrying value at ending	1,067,561	1,076,439	1,149,920	1,076,439
Accumulated amortisation at beginning	16,211	8,299	24,030,158	24,030,158
Accumulated amortisation at ending	24,155	16,211	8,299	16,211
Net block		1,060,228	1,141,621	1,060,228	$ 1,043,406	$ 35,259,504
Additions
Derecognized on 'Disposals of a subsidiary (refer to Note 21 (b))		(68,500)
Write off (refer to Note 19)		(59,216,654)	(59,216,654)
Exchange differences	8,878	(73,601)	(78,582)
Acquisition through business combination (refer to Note 20)		998,330	998,330
Charge for the year	7,944	16,211	8,299
Write off (refer to Note 19)		(24,030,158)	(24,030,158)
Customer acquisition List [Member]
Schedule of Intangible Assets and Goodwill [Line Items]
Gross carrying value at beginning			59,216,654	59,216,654
Gross carrying value at ending
Accumulated amortisation at beginning			24,030,158	24,030,158
Accumulated amortisation at ending
Net block						35,186,496
Write off (refer to Note 19)		(59,216,654)	(59,216,654)
Charge for the year
Write off (refer to Note 19)		(24,030,158)	(24,030,158)
Goodwill [Member]
Schedule of Intangible Assets and Goodwill [Line Items]
Gross carrying value at beginning	736,946	810,427	73,008	73,008
Gross carrying value at ending	728,068	736,946	810,427	736,946
Accumulated amortisation at beginning
Accumulated amortisation at ending
Net block		736,946	810,427	736,946	728,068	73,008
Derecognized on 'Disposals of a subsidiary (refer to Note 21 (b))		(68,500)
Exchange differences	8,878	(73,601)	(78,582)
Acquisition through business combination (refer to Note 20)		658,837	658,837
Charge for the year
Commercial rights [Member]
Schedule of Intangible Assets and Goodwill [Line Items]
Gross carrying value at beginning	339,277	339,277
Gross carrying value at ending	339,277	339,277	339,277	339,277
Accumulated amortisation at beginning	16,157	8,272
Accumulated amortisation at ending	24,074	16,157	8,272	16,157
Net block		323,120	331,005	323,120	315,203
Acquisition through business combination (refer to Note 20)		339,277	339,277
Charge for the year	7,917	16,157	8,272
Softwares [Member]
Schedule of Intangible Assets and Goodwill [Line Items]
Gross carrying value at beginning	216	216
Gross carrying value at ending	216	216	216	216
Accumulated amortisation at beginning	54	27
Accumulated amortisation at ending	81	54	27	54
Net block		162	189	162	135
Additions
Derecognized on 'Disposals of a subsidiary (refer to Note 21 (b))
Acquisition through business combination (refer to Note 20)		216	216
Charge for the year	27	54	27
Intangible asset under development [Member]
Schedule of Intangible Assets and Goodwill [Line Items]
Gross carrying value at beginning	11,051	166,127	166,587	166,587
Gross carrying value at ending		11,051	166,127	11,051
Accumulated amortisation at beginning
Accumulated amortisation at ending
Net block		11,051	166,127	$ 11,051		$ 166,587
Additions		4,464
Write off (refer to Note 19)	(11,051)	$ 160,000
Exchange differences			$ 460